As filed with the Securities and Exchange Commission on December 4, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 – September 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Semi-Annual Report
September 30, 2023
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Semi-Annual Report 2023
Table of Contents
Portfolio Composition 1
Schedules of Portfolio Investments 2
Statements of Assets and Liabilities 23
Statements of Operations 25
Statements of Changes in Net Assets 27
Financial Highlights 29
Notes to Financial Statements 31
Additional Fund Information 40
Investment Advisory Agreement Approval 42

PORTFOLIO COMPOSITION*
September 30, 2023 (Unaudited)
Semi-Annual Report 2023

* Portfolio composition is as of September 30, 2023 and is subject to change.
Percentage of
Short Intermediate Bond Fund Total Investments
Corporate Bonds 26.5%
U.S. Treasury Securities 26.0%
Asset Backed Securities 24.2%
Non-Agency Commercial Mortgage Backed Securities 13.2%
Non-Agency Residential Mortgage Backed Securities 6.1%
U.S. Government Mortgage Backed Securities 2.2%
Municipals 1.5%
Preferred Stocks 0.2%
Short-Term Investments 0.1%
100.0%
Percentage of
Income Fund Total Investments
U.S. Government Mortgage Backed Securities 25.7%
U.S. Treasury Securities 24.9%
Corporate Bonds 24.6%
Asset Backed Securities 8.9%
Non-Agency Residential Mortgage Backed Securities 8.5%
Non-Agency Commercial Mortgage Backed Securities 5.1%
Municipals 1.2%
Short-Term Investments 1.1%
100.0%
Percentage of
Nebraska Tax-Free Fund Total Investments
Municipals 98.3%
U.S. Government Mortgage Backed Securities 1.4%
Short-Term Investments 0.3%
100.0%
Percentage of
Balanced Fund Total Investments
Government Securities 17.5%
Information Technology 16.7%
Financials 11.9%
Health Care 8.1%
Consumer Discretionary 7.7%
Industrials 7.1%
Communication Services 6.2%
Asset Backed Securities 4.4%
Consumer Staples 4.2%
Short-Term Investments 3.5%
Non-Agency Commercial Mortgage Backed Securities 3.2%
Energy 2.9%
Materials 1.7%
Real Estate 1.7%
Utilities 1.4%
Non-Agency Residential Mortgage Backed Securities 1.3%
U.S. Government Mortgage Backed Securities 0.5%
100.0%
Small/Mid Cap Fund
Percentage of
Total Investments
Industrials 22.8%
Financials 15.6%
Information Technology 15.2%
Consumer Discretionary 12.5%
Health Care 11.7%
Energy 5.4%
Real Estate 4.7%
Consumer Staples 3.5%
Materials 3.4%
Utilities 2.3%
Communication Services 1.5%
Short-Term Investments 1.4%
100.0%
Small Company Fund
Percentage of
Total Investments
Industrials 20.8%
Financials 16.1%
Information Technology 14.3%
Health Care 11.6%
Consumer Discretionary 11.1%
Energy 8.2%
Consumer Staples 3.9%
Real Estate 3.9%
Materials 3.5%
Utilities 2.7%
Communication Services 0.9%
Short-Term Investments 3.0%
100.0%

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 42.4%
Asset Backed Securities - 23.1%
$ 261,000 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 256,625
1,559,985 AFG ABS I, LLC, 6.30%, 09/16/30 (a) 1,553,418
835,551 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 812,989
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,866,316
476,025 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 468,935
1,953,753 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 1,935,181
529,587 Carvana Auto Receivables Trust, 0.49%,
03/10/26 518,019
826,139 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 814,435
1,070,000 CCG Receivables Trust, 5.82%,
09/16/30 (a) 1,068,409
589,898 CCG Receivables Trust, 3.91%,
07/16/29 (a) 578,332
119,224 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 118,382
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,875,062
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29 (a) 2,037,326
2,265,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (a) 2,260,415
400,626 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 369,381
319,457 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 298,026
616,181 CoreVest American Finance, Ltd.,
1.83%, 03/15/50 (a) 586,509
475,576 CoreVest American Finance, Ltd.,
1.17%, 12/15/52 (a) 431,651
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29 (a) 1,897,797
2,400,000 DLLAD, LLC, 4.79%, 01/20/28 (a) 2,346,280
684,545 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 584,949
1,769,832 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,619,789
81,074 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 6.35%,
08/25/48 (a)(c) 80,485
1,196,436 Iowa Student Loan Liquidity Corp.,
6.10%, 08/25/70 (c) 1,167,789
1,020,334 LAD Auto Receivables Trust, 5.68%,
10/15/26 (a) 1,017,801
Principal
Amount
Security
Description Value
$ 1,865,000 LAD Auto Receivables Trust, 6.12%,
09/15/27 (a) $ 1,862,777
833,062 Navient Student Loan Trust, 7.05%,
10/15/31 (a)(c) 834,443
1,099,017 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 919,829
1,250,000 NMEF Funding, LLC, 6.57%,
06/17/30 (a) 1,250,398
1,497,692 NMEF Funding, LLC, 6.07%,
06/15/29 (a) 1,491,101
1,029,221 North Texas Higher Education
Authority, Inc., 6.00%, 09/25/61 (c) 1,002,345
1,170,146 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,015,988
1,755,000 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26 (a) 1,730,895
57,763 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
6.37%, 12/24/33 (a)(c) 57,582
15,898 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
6.20%, 12/24/33 (a)(c) 15,821
296,358 Progress Residential Trust, 2.27%,
09/17/36 (a) 285,727
871,064 Progress Residential Trust, 2.69%,
10/17/36 (a) 840,420
1,948,163 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,716,176
799,142 SLM Student Loan Trust, 6.32%,
10/25/23 (c) 790,427
676,555 SLM Student Loan Trust, 6.97%,
04/15/29 (c) 677,678
381,106 SLM Student Loan Trust, 7.02%,
07/25/28 (c) 381,472
299,618 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 292,215
609,268 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 509,224
375,944 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 361,052
786,922 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 646,851
428,570 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 402,490
701,928 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 695,080
222,818 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 206,889
2,269,620 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,241,582

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) $ 1,246,972
48,039,735
Non-Agency Commercial Mortgage Backed Securities - 13.2%
1,326,299 BANK 2019-BNK16, 3.93%, 02/15/52 1,322,550
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,778,076
1,615,000 BPR Trust, 6.70%, 02/15/29 (a)(c) 1,596,660
940,000 BX Trust, 6.40%, 09/15/36 (a)(c) 908,432
860,000 BX Trust, 6.30%, 11/15/38 (a)(c) 843,610
461,165 BX Trust, 6.15%, 01/15/34 (a)(c) 454,209
1,100,000 BXHPP Trust, 6.10%, 08/15/36 (a)(c) 1,035,859
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 867,055
824,084 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 784,106
52,792 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 52,408
2,000,000 FirstKey Homes Trust, 4.25%,
07/17/38 (a) 1,903,360
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 6.40%, 10/15/36 (a)(c) 1,714,137
507,625 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(b) 5
162,896 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 158,734
315,240 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 305,458
149,186 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 145,011
405,400 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 393,667
838,442 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 804,774
1,772,192 KNDR 2021-KIND A, 6.40%,
08/15/38 (a)(c) 1,709,668
922,491 MHC Commercial Mortgage Trust,
6.25%, 04/15/38 (a)(c) 909,763
137,923 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 136,873
653,575 ReadyCap Commercial Mortgage Trust
CLO, 6.96%, 01/25/37 (a)(c) 653,622
1,730,000 SREIT Trust, 6.02%, 07/15/36 (a)(c) 1,693,617
676,840 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 618,537
493,734 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 428,450
925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 856,661
Principal
Amount
Security
Description Value
$ 1,290,000 TRTX Issuer, Ltd. CLO, 6.96%,
02/15/39 (a)(c) $ 1,264,352
1,450,000 VASA Trust, 6.35%, 07/15/39 (a)(c) 1,268,375
969,852 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 783,649
2,145,000 WSTN Trust, 6.52%, 07/05/37 (a)(b) 2,080,267
27,471,945
Non-Agency Residential Mortgage Backed Securities - 6.1%
743,131 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 648,995
80,931 Bayview Commercial Asset Trust
REMIC, 6.30%, 12/25/33 (a)(c) 77,583
309,429 BRAVO Residential Funding Trust,
6.06%, 11/25/69 (a)(c) 304,063
615,094 BRAVO Residential Funding Trust,
6.06%, 01/25/70 (a)(c) 610,794
328,913 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 310,023
378,158 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) 314,877
594,019 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) 576,090
635,908 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(b) 620,792
362,824 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 336,058
449,808 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 421,433
40,461 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 37,540
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,104
184,339 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) 169,965
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.56%,
02/25/33 (c) 151,322
153,287 CSMLT Trust, 2.98%, 10/25/30 (a)(b) 140,342
821,714 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 772,895
540,352 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 517,081
175,731 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (b) 171,913
883,615 JPMorgan Mortgage Trust, 3.00%,
06/25/29 (a)(b) 837,970
300,144 MFRA Trust, 1.79%, 08/25/49 (a)(b) 270,697
352,301 MFRA Trust, 0.85%, 01/25/56 (a)(b) 313,938
551,393 MFRA Trust, 3.91%, 04/25/66 (a)(d) 513,185

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 66,469 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(b) $ 66,008
273,649 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 256,884
24,822 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) 22,230
40,214 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 36,494
69,173 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 63,039
484,276 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 431,321
11,532 Residential Accredit Loans, Inc. Trust
REMIC, 4.80%, 12/31/23 (c) 8,767
4 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (b) 4
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/23 5,393
428,480 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 409,715
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 604,387
805,433 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 759,702
202,803 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 194,559
70,777 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(b) 70,138
696,213 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 653,563
938,337 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) 833,942
97,068 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 95,984
10,533 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(b) 10,459
12,641,249
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $92,490,564) 88,152,929
Fixed Income Securities - 29.0%
Asset Backed Securities - 0.9%
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28 (a) 1,950,364
Total Asset Backed Securities (Cost $1,949,785) 1,950,364
Corporate Bonds - 26.4%
Communication Services - 2.3%
2,304,000 AT&T, Inc., 1.70%, 03/25/26 2,090,516
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,339,213
835,000 Netflix, Inc., 4.38%, 11/15/26 805,057
Principal
Amount
Security
Description Value
$ 738,000 Verizon Communications, Inc., 1.68%,
10/30/30 $ 561,107
4,795,893
Consumer Discretionary - 3.6%
460,000 AMC Networks, Inc., 4.25%, 02/15/29 282,254
300,000 Carnival Corp., 4.00%, 08/01/28 (a) 260,123
2,100,000 Dollar General Corp., 3.88%, 04/15/27 1,967,558
1,300,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 1,220,326
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 957,675
1,661,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,597,356
1,350,000 Newell Brands, Inc., 5.20%, 04/01/26 1,272,230
7,557,522
Consumer Staples - 0.2%
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 402,600
Energy - 0.6%
850,000 Crestwood Midstream Partners LP/
Crestwood Midstream Finance Corp.,
5.63%, 05/01/27 (a) 814,671
500,000 Range Resources Corp., 4.88%,
05/15/25 484,865
1,299,536
Financials - 12.5%
1,030,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 993,594
2,300,000 Bank of America Corp., 3.71%,
04/24/28 (b) 2,118,284
144,000 CBRE Services, Inc., 4.88%, 03/01/26 140,097
2,390,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 2,112,602
600,000 Comcast Corp., 5.25%, 11/07/25 597,264
475,000 Enact Holdings, Inc., 6.50%,
08/15/25 (a) 467,832
2,195,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28 (b) 2,025,269
2,000,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 1,920,813
2,665,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (b) 2,395,061
660,000 KeyCorp, MTN, 2.25%, 04/06/27 560,510
1,340,000 Morgan Stanley, 2.19%, 04/28/26 (b) 1,258,786
850,000 Morgan Stanley, 5.45%, 07/20/29 (b) 828,298
418,000 NNN REIT, Inc., 4.00%, 11/15/25 400,012
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 972,994
2,025,000 Oracle Corp., 5.80%, 11/10/25 2,032,590
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,374,309
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 1,951,239

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,605,000 U.S. Bancorp, 5.73%, 10/21/26 (b) $ 1,591,649
2,145,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) 2,046,912
25,788,115
Industrials - 5.1%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,957,495
575,000 Clean Harbors, Inc., 4.88%,
07/15/27 (a) 541,844
1,740,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,691,750
2,025,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 1,955,877
1,400,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,279,542
1,400,000 TTX Co., 3.60%, 01/15/25 (a) 1,359,476
1,858,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,780,504
10,566,488
Information Technology - 1.4%
200,000 NCR Atleos Escrow Corp., 9.50%,
04/01/29 (a) 193,440
2,075,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 1,970,649
910,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 826,597
2,990,686
Utilities - 0.7%
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,494,586
Total Corporate Bonds (Cost $58,172,316) 54,895,426
Government Securities - 1.7%
3,850,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 3,560,648
Total Government Securities (Cost $3,626,192) 3,560,648
Total Fixed Income Securities (Cost $63,748,293) 60,406,438
Government & Agency Obligations - 27.9%
GOVERNMENT SECURITIES - 25.7%
Municipals - 1.5%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 317,732
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 513,045
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 218,012
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 351,564
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,262,491
Principal
Amount
Security
Description Value
$ 235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 $ 202,926
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 160,811
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 149,636
3,176,217
U.S. Treasury Securities - 24.2%
7,840,000 U.S. Treasury Note, 2.13%, 05/15/25 7,467,294
19,990,000 U.S. Treasury Note, 2.25%, 02/15/27 18,446,241
26,980,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 24,290,431
50,203,966
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corp. - 1.3%
243,720 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 214,898
298,148 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 286,395
1,270,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,252,167
307,319 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 48,833
82,343 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 6,513
85,145 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 10,482
148,956 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 144,533
710,713 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 643,226
2,607,047
Federal National Mortgage Association - 0.0%
72,480 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 70,043
175,043 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (b) 2,392
72,435
Government National Mortgage Association - 0.9%
1,264,567 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,259,985
140,030 Government National Mortgage
Association #559220, 7.00%,
01/15/33 139,654

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 97,647 Government National Mortgage
Association #610022, 5.60%,
08/15/34 $ 97,237
394,473 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 390,112
1,886,988
Total Government & Agency Obligations (Cost
$59,624,784) 57,946,653
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
500 U.S. Bancorp, Series A (callable at 1,000
beginning 10/30/23), 16.84% (b)(e) 384,000
Total Preferred Stocks (Cost $513,025) 384,000
Short-Term Investments - 0.1%
Investment Company - 0.1%
278,334 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.23% (f) 278,334
Total Short-Term Investments (Cost $278,334) 278,334
Investments, at value - 99.6% (Cost $216,655,000) 207,168,354
Other assets in excess of liabilities - 0.4% 869,787
NET ASSETS - 100.0% $ 208,038,141
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2023, the aggregate value of these liquid securities were
$90,772,089 or 43.6% of net assets.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2023.
(c) Floating rate security. Rate presented is as of September 30, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2023.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
INCOME FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 22.5%
Asset Backed Securities - 8.9%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 839,748
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 369,568
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,177,436
550,402 Capital Automotive, 1.44%,
08/15/51 (a) 476,117
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 748,813
377,552 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 306,121
830,429 CoreVest American Finance, Ltd.,
1.17%, 12/15/52 (a) 753,729
644,499 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 587,015
491,283 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 425,114
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 799,044
867,973 Home Partners of America Trust,
2.20%, 01/17/41 (a) 734,113
709,263 Navient Student Loan Trust, 7.05%,
10/15/31 (a)(b) 710,439
492,893 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 410,871
305,715 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 274,752
547,233 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 487,741
52,730 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
6.37%, 12/24/33 (a)(b) 52,564
810,489 Progress Residential Trust, 1.52%,
07/17/38 (a) 715,474
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 377,012
647,192 SLM Student Loan Trust, 6.32%,
10/25/23 (b) 640,134
915,162 SLM Student Loan Trust, 6.97%,
04/15/29 (b) 916,681
175,863 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 171,517
251,878 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 249,421
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 523,666
1,241,441 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,045,072
Principal
Amount
Security
Description Value
$ 932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) $ 842,158
14,634,320
Non-Agency Commercial Mortgage Backed Securities - 5.1%
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (a)(c) 992,247
790,000 BX Trust, 6.40%, 09/15/36 (a)(b) 763,469
835,800 CD Commercial Mortgage Trust,
4.21%, 08/15/51 793,307
790,000 Goldman Sachs Mortgage Securities
Trust, 6.33%, 11/15/36 (a)(b) 775,044
768,888 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) 8
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 899,979
808,299 MHC Commercial Mortgage Trust,
6.30%, 05/15/38 (a)(b) 795,184
332,511 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 318,597
714,442 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 652,900
380,881 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 330,519
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 564,933
817,096 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 788,360
865,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 775,307
8,449,854
Non-Agency Residential Mortgage Backed Securities - 8.5%
95,792 Bayview Commercial Asset Trust
REMIC, 6.30%, 12/25/33 (a)(b) 91,829
414,888 BRAVO Residential Funding Trust,
6.06%, 11/25/69 (a)(b) 407,693
1,051,640 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 875,659
251,307 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 232,768
368,747 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 345,486
279,282 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 259,115
87,649 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 82,655
15,616 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 14,698

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
INCOME FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 $ 1,104
791,829 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 693,397
873,300 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 741,910
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.56%,
02/25/33 (b) 151,322
147,391 CSMLT Trust, 2.98%, 10/25/30 (a)(c) 134,944
817,226 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 782,032
663,284 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 559,536
701,357 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 591,919
183,330 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 179,347
1,008,414 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 853,839
851,974 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 715,290
585,325 MFRA Trust, 3.91%, 04/25/66 (a)(d) 544,766
315,476 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 292,964
238,010 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 216,455
136,907 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 122,608
102,363 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 92,894
246,520 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 224,659
641,952 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 548,835
1,397,815 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,178,583
819,100 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 687,838
976,724 PSMC Trust, 2.50%, 08/25/51 (a)(c) 832,137
13,539 Residential Accredit Loans, Inc. Trust
REMIC, 4.80%, 12/31/23 (b) 10,293
844,570 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 711,757
235,509 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 219,895
26,083 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 25,792
14,697 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 14,593
Principal
Amount
Security
Description Value
$ 829,947 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) $ 695,181
14,133,793
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $41,916,632) 37,217,967
Corporate Bonds - 24.5%
Communication Services - 2.0%
805,000 Alphabet, Inc., 2.25%, 08/15/60 429,956
990,000 AT&T, Inc., 4.30%, 12/15/42 763,366
1,180,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,046,889
458,000 Netflix, Inc., 4.38%, 11/15/26 441,576
785,000 Verizon Communications, Inc., 3.55%,
03/22/51 516,548
3,198,335
Consumer Discretionary - 3.3%
365,000 AMC Networks, Inc., 4.25%, 02/15/29 223,962
505,000 Comcast Corp., 4.15%, 10/15/28 478,364
1,210,000 Dollar General Corp., 3.50%, 04/03/30 1,033,979
400,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 375,485
980,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 774,997
1,430,000 McDonald's Corp., 3.63%, 09/01/49 1,006,934
735,000 Newell Brands, Inc., 5.20%, 04/01/26 692,659
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 950,036
5,536,416
Consumer Staples - 0.3%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 484,950
Energy - 0.2%
480,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 378,767
Financials - 8.5%
575,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 554,676
1,345,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,057,091
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,030,931
1,210,000 Citigroup, Inc., 4.91%, 05/24/33 (c) 1,100,987
1,324,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,058,935
1,285,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,074,603
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 980,893
1,220,000 Morgan Stanley, 4.89%, 07/20/33 (c) 1,108,523
1,145,000 Regions Financial Corp., 1.80%,
08/12/28 929,123
1,100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,056,801

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
INCOME FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 947,000 The Chubb Corp., 6.80%, 11/15/31 $ 1,004,034
1,380,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) 1,103,595
1,025,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 856,698
1,345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,087,185
14,004,075
Industrials - 4.5%
1,099,000 Agilent Technologies, Inc., 2.10%,
06/04/30 876,449
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,109,833
1,175,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 988,548
421,000 Harman International Industries, Inc.,
4.15%, 05/15/25 409,326
1,077,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 984,580
1,212,000 RTX Corp., 4.88%, 10/15/40 1,047,724
815,000 TTX Co., 4.60%, 02/01/49 (a) 668,170
498,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 477,229
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,050,145
7,612,004
Information Technology - 2.9%
818,000 eBay, Inc., 3.60%, 06/05/27 760,546
855,000 NVIDIA Corp., 3.50%, 04/01/50 623,175
1,015,000 Oracle Corp., 2.30%, 03/25/28 879,357
1,175,000 QUALCOMM, Inc., 4.30%, 05/20/47 950,657
738,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 562,712
1,260,000 Xilinx, Inc., 2.38%, 06/01/30 1,043,150
4,819,597
Materials - 0.9%
215,000 Albemarle Corp., 5.05%, 06/01/32 195,054
661,000 Albemarle Corp., 5.45%, 12/01/44 568,518
819,000 The Mosaic Co., 5.45%, 11/15/33 769,542
1,533,114
Real Estate - 0.7%
1,230,000 NNN REIT, Inc., 4.30%, 10/15/28 1,137,397
Utilities - 1.2%
505,000 Florida Power & Light Co., 4.40%,
05/15/28 486,946
764,000 PacifiCorp, 6.25%, 10/15/37 759,887
696,178 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 651,513
1,898,346
Total Corporate Bonds (Cost $47,579,298) 40,603,001
Principal
Amount
Security
Description Value
Government & Agency Obligations - 51.8%
GOVERNMENT SECURITIES - 26.1%
Municipals - 1.2%
$ 99,431 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 $ 87,744
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 338,132
480,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 482,939
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 290,465
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 98,408
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 226,300
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 414,247
1,938,235
Treasury Inflation Index Securities - 1.0%
1,736,160 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,665,165
U.S. Treasury Securities - 23.9%
8,325,000 U.S. Treasury Bond, 3.63%, 08/15/43 6,946,822
1,950,000 U.S. Treasury Note, 2.13%, 05/15/25 1,857,299
2,700,000 U.S. Treasury Note, 2.25%, 02/15/27 2,491,488
1,500,000 U.S. Treasury Note, 4.13%, 07/31/28 1,467,656
10,200,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 8,454,844
16,550,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 13,443,643
8,365,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 4,881,762
39,543,514
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 25.7%
Federal Home Loan Mortgage Corp. - 11.4%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 643,724
386,684 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 356,610
5,867 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 5,723
974,777 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 781,719
1,099,204 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 979,808
1,710,166 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,571,790

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
INCOME FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,726,368 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 $ 1,549,268
3,038,153 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,713,647
1,929,552 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,776,816
118,978 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 114,993
117,811 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 112,244
963,131 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 823,307
284,107 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 268,383
325,994 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 297,789
654,413 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 597,518
756,479 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 120,205
130,282 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 125,855
9,628 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 9,540
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 878,365
282,864 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 264,223
666,916 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 594,630
559,344 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 530,262
323,052 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 292,375
729,844 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 640,409
737,654 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 639,288
460,545 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 400,999
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,276,272
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 418,114
18,783,876
Federal National Mortgage Association - 12.1%
75,404 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 73,882
62,610 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 59,149
Principal
Amount
Security
Description Value
$ 5,827 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 $ 5,638
1,125 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 1,109
54,657 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 51,631
348,603 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 297,995
3,903 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 3,779
129,203 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 122,051
22,352 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 22,727
267,826 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 245,227
89,045 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 81,529
165,203 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 152,201
1,186,371 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,025,368
1,208,808 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,039,977
284,105 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 260,114
396,806 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 372,369
316,523 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 292,981
0 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 0
379,254 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 316,918
371,206 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 326,314
1,127,843 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 938,897
1,414,634 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,179,441
3,109,815 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,581,180
2,251,892 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,946,490
1,874,576 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,682,508
1,062,933 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 881,701
2,261,027 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,946,884
1,237,869 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,173,892

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
INCOME FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 271,875 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) $ 3,716
817,626 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 701,831
436,917 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 400,120
159,173 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 151,150
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 880,954
828,043 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 824,795
20,044,518
Government National Mortgage Association - 1.1%
363,065 Government National Mortgage
Association, 2.85%, 04/16/50 342,739
366,893 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 347,500
396,901 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 338,286
777,873 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 769,274
1,797,799
Mortgage Securities - 1.1%
1,903,326 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,799,337
Total Government & Agency Obligations (Cost
$96,204,845) 85,572,444
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
1,849,139 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.23% (g) 1,849,139
Total Short-Term Investments (Cost $1,849,139) 1,849,139
Investments, at value - 99.9% (Cost $187,549,914) 165,242,551
Other assets in excess of liabilities - 0.1% 167,395
NET ASSETS - 100.0% $ 165,409,946
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2023, the aggregate value of these liquid securities were
$37,275,566 or 22.5% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2023.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
FHLMC Federal Home Loan Mortgage Corporation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.8%
GOVERNMENT SECURITIES - 97.4%
Municipals - 97.4%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 107,261
Illinois - 1.3%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 262,066
400,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 430,313
692,379
Iowa - 0.4%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 220,393
Nebraska - 90.9%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 248,651
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 301,256
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 272,431
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 338,003
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 209,757
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 180,587
200,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 200,086
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 248,050
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 284,056
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 295,610
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 214,771
270,000 City of Blair NE, Nebraska GO, 5.00%,
06/15/28 283,450
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 47,397
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 100,201
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 324,540
Principal
Amount
Security
Description Value
$ 250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 $ 264,604
280,000 City of Crete NE, Nebraska, 3.70%,
05/01/26 270,367
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 191,911
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 125,085
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 342,217
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 224,609
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 334,686
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 149,841
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 427,780
400,000 City of Hickman NE, Nebraska, 4.00%,
02/15/25 394,883
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 298,128
130,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 120,720
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 338,870
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 365,998
300,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 312,694
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 226,152
200,000 City of Lincoln NE, Nebraska GO,
5.00%, 11/15/34 218,011
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 151,704
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 185,103
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 348,817
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 179,297
175,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 176,943
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 350,813

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 250,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/36 $ 271,962
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 214,276
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 565,497
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 371,521
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 237,424
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 182,631
140,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 136,486
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 348,673
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 261,768
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 292,428
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 414,772
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 231,998
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 117,518
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 292,078
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 236,448
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 172,745
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 401,281
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 243,774
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 321,141
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 272,621
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,108,304
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 195,454
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 225,819
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 736,754
Principal
Amount
Security
Description Value
$ 200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 $ 167,143
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 536,048
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 238,401
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 89,779
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 231,903
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 204,465
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 310,483
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 249,766
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 615,860
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 750,751
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 280,772
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 250,490
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 395,258
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 65,098
155,000 Gretna Fire Protection District,
Nebraska GO, 3.20%, 06/01/28 141,837
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 526,851
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 354,040
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 484,402
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 695,132
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 144,010
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 283,552
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 501,082

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 $ 284,068
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 288,551
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 209,816
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 480,565
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 481,984
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 919,714
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 271,099
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 507,231
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 113,851
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 326,097
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 341,391
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 281,295
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,201
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 447,691
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 136,722
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 90,716
280,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 260,378
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 494,957
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 133,946
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 201,915
Principal
Amount
Security
Description Value
$ 315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 $ 306,334
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 405,974
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 297,405
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 401,564
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 602,867
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 354,851
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,014,775
360,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 382,047
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 382,434
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 315,549
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 753,485
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 496,723
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 164,088
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 562,344
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 251,710
1,000,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 920,693
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 390,334
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 264,504
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 247,200
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 214,837
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 339,615
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 750,963
175,000 Ralston Public Schools, Nebraska GO,
5.00%, 12/15/29 186,349
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 147,010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 $ 80,096
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 91,279
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 92,116
30,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 29,913
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 283,050
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 289,021
165,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/30 175,194
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 300,202
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 300,675
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 402,247
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 275,834
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 264,740
195,000 State of Nebraska, Nebraska COP,
5.00%, 04/01/28 203,157
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 502,626
100,000 Village of Alda NE, Nebraska, 4.00%,
12/15/24 98,838
175,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 165,427
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 374,120
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,615,247
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 181,519
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 165,285
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 277,835
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 264,344
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 91,291
Principal
Amount
Security
Description Value
$ 450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 $ 424,530
48,503,004
North Dakota - 0.8%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 438,338
South Dakota - 0.8%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 407,257
Texas - 1.4%
200,000 City of Austin TX Electric Utility
Revenue, Texas RB, 5.00%, 11/15/36 216,035
360,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 383,463
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 137,611
737,109
Wisconsin - 1.6%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 398,104
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 453,976
852,080
51,957,821
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 1.4%
294,971 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (a) 210,499
586,526 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 516,846
727,345
Total Government & Agency Obligations (Cost
$57,352,034) 52,685,166
Shares
Security
Description Value
Short-Term Investments - 0.3%
Investment Company - 0.3%
187,994 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.23% (b) 187,994
Total Short-Term Investments (Cost $187,994) 187,994
Investments, at value - 99.1% (Cost $57,540,028) 52,873,160
Other assets in excess of liabilities - 0.9% 459,395
NET ASSETS - 100.0% $ 53,332,555

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2023, the aggregate value of these liquid securities were
$210,499 or 0.4% of net assets.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
BALANCED FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 58.6%
Communication Services - 5.3%
5,295 Activision Blizzard, Inc. $ 495,771
14,250 Alphabet, Inc., Class C (a) 1,878,863
12,050 Comcast Corp., Class A 534,297
2,225 Meta Platforms, Inc., Class A (a) 667,967
12,900 Verizon Communications, Inc. 418,089
3,994,987
Consumer Discretionary - 6.5%
11,925 Amazon.com, Inc. (a) 1,515,906
174 Booking Holdings, Inc. (a) 536,607
10,950 Gentex Corp. 356,313
3,905 NIKE, Inc., Class B 373,396
485 O'Reilly Automotive, Inc. (a) 440,797
1,205 Pool Corp. 429,101
3,550 Royal Caribbean Cruises, Ltd. (a) 327,097
1,725 The Home Depot, Inc. 521,226
11,300 Upbound Group, Inc., Class A 332,785
4,833,228
Consumer Staples - 4.0%
4,810 Church & Dwight Co., Inc. 440,740
2,075 Constellation Brands, Inc., Class A 521,510
1,300 Costco Wholesale Corp. 734,448
5,580 Lamb Weston Holdings, Inc. 515,927
4,780 Walmart, Inc. 764,465
2,977,090
Energy - 2.9%
2,010 Diamondback Energy, Inc. 311,309
3,090 EOG Resources, Inc. 391,688
8,060 Exxon Mobil Corp. 947,695
4,400 Phillips 66 528,660
2,179,352
Financials - 7.5%
7,550 Brown & Brown, Inc. 527,292
3,350 Chubb, Ltd. 697,403
2,880 CME Group, Inc. 576,634
7,500 Equitable Holdings, Inc. 212,925
5,550 First American Financial Corp. 313,519
4,575 Fiserv, Inc. (a) 516,792
4,650 JPMorgan Chase & Co. 674,343
2,215 Mastercard, Inc., Class A 876,941
1,115 Moody's Corp. 352,530
2,950 Morgan Stanley 240,926
1,970 The PNC Financial Services Group, Inc. 241,857
8,750 Wells Fargo & Co. 357,525
5,588,687
Health Care - 8.0%
6,810 Abbott Laboratories 659,548
700 Amgen, Inc. 188,132
1,300 AMN Healthcare Services, Inc. (a) 110,734
7,160 Edwards Lifesciences Corp. (a) 496,045
1,960 Eli Lilly & Co. 1,052,775
Shares
Security
Description Value
3,645 Horizon Therapeutics PLC (a) $ 421,690
1,280 Humana, Inc. 622,746
7,500 Inmode, Ltd. (a) 228,450
4,590 Jazz Pharmaceuticals PLC (a) 594,130
4,550 Lantheus Holdings, Inc. (a) 316,134
1,470 Thermo Fisher Scientific, Inc. 744,070
3,280 Zoetis, Inc. 570,654
6,005,108
Industrials - 4.8%
4,510 AMETEK, Inc. 666,397
1,300 Cintas Corp. 625,313
16,500 CSX Corp. 507,375
4,270 MasTec, Inc. (a) 307,312
7,407 RTX Corp. 533,082
4,390 The Timken Co. 322,621
3,965 Waste Management, Inc. 604,425
3,566,525
Information Technology - 14.9%
1,570 Adobe, Inc. (a) 800,543
5,000 Amphenol Corp., Class A 419,950
17,025 Apple, Inc. 2,914,850
2,615 CDW Corp. 527,602
4,172 Entegris, Inc. 391,793
7,030 Microchip Technology, Inc. 548,691
8,600 Microsoft Corp. 2,715,450
6,958 Napco Security Technologies, Inc. 154,816
3,675 NVIDIA Corp. 1,598,588
1,345 Paycom Software, Inc. 348,718
5,400 Perficient, Inc. (a) 312,444
3,680 QUALCOMM, Inc. 408,701
11,142,146
Materials - 1.7%
4,590 Berry Global Group, Inc. 284,167
2,525 FMC Corp. 169,099
1,585 Linde PLC 590,175
46,231 PureCycle Technologies, Inc. (a) 259,356
1,302,797
Real Estate - 1.6%
2,185 American Tower Corp. REIT 359,323
8,690 First Industrial Realty Trust, Inc. REIT 413,557
3,885 Sun Communities, Inc. REIT 459,751
1,232,631
Utilities - 1.4%
2,430 American Water Works Co., Inc. 300,907
3,590 Atmos Energy Corp. 380,289
6,840 NextEra Energy, Inc. 391,863
1,073,059
Total Common Stocks (Cost $25,225,908) 43,895,610

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
BALANCED FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 8.9%
Asset Backed Securities - 4.4%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 135,584
179,643 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 174,793
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 46,196
172,390 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 170,751
62,986 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 62,093
110,000 CCG Receivables Trust, 5.82%,
09/16/30 (b) 109,837
162,060 CCG Receivables Trust, 3.91%,
07/16/29 (b) 158,883
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 212,425
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 99,290
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29 (b) 279,633
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (b) 284,423
29,042 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 27,093
51,671 CoreVest American Finance, Ltd.,
1.83%, 03/15/50 (b) 49,183
82,171 DLLMT, LLC, 1.00%, 07/21/25 (b) 80,035
45,636 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 38,997
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 117,892
225,000 LAD Auto Receivables Trust, 6.12%,
09/15/27 (b) 224,732
83,822 Navient Student Loan Trust, 7.05%,
10/15/31 (b)(d) 83,961
56,435 NMEF Funding, LLC, 6.07%,
06/15/29 (b) 56,186
88,579 North Texas Higher Education
Authority, Inc., 6.00%, 09/25/61 (d) 86,266
9,729 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
6.37%, 12/24/33 (b)(d) 9,698
119,482 Progress Residential Trust, 1.52%,
07/17/38 (b) 105,475
102,691 SLM Student Loan Trust, 6.97%,
04/15/29 (d) 102,862
27,056 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 26,387
Principal
Amount
Security
Description Value
$ 179,771 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) $ 147,772
55,686 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 55,143
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 61,608
122,396 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 103,035
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 162,649
3,272,882
Non-Agency Commercial Mortgage Backed Securities - 3.2%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (b)(c) 129,423
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 183,606
85,057 BX Commercial Mortgage Trust,
6.35%, 02/15/39 (b)(d) 83,002
160,000 BX Trust, 6.40%, 09/15/36 (b)(d) 154,627
121,483 CD Commercial Mortgage Trust,
4.21%, 08/15/51 115,306
185,000 Goldman Sachs Mortgage Securities
Trust, 6.33%, 11/15/36 (b)(d) 181,498
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 151,589
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 169,010
76,780 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 74,558
89,903 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 86,293
143,960 KNDR 2021-KIND A, 6.40%,
08/15/38 (b)(d) 138,881
108,929 ReadyCap Commercial Mortgage Trust
CLO, 6.96%, 01/25/37 (b)(d) 108,937
75,000 SREIT Trust, 6.02%, 07/15/36 (b)(d) 73,423
72,992 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 66,705
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 120,395
100,000 TRTX Issuer, Ltd. CLO, 6.96%,
02/15/39 (b)(d) 98,012
73,834 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 71,237
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 134,446
101,733 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 82,201
220,000 WSTN Trust, 6.52%, 07/05/37 (b)(c) 213,361
2,436,510

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
BALANCED FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 1.3%
$ 99,084 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) $ 86,533
22,762 Bayview Commercial Asset Trust
REMIC, 6.30%, 12/25/33 (b)(d) 21,820
144,060 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 119,953
36,001 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 34,914
37,576 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 36,683
144,146 Chase Mortgage Finance Corp., 3.50%,
06/25/62 (b)(c) 126,978
39,736 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 37,229
12,583 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 11,674
103,773 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 90,873
46,164 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 43,421
89,314 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (b) 85,468
20,898 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 20,444
24,284 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 22,131
158,228 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 135,276
127,786 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 113,569
986,966
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,209,507) 6,696,358
Corporate Bonds - 10.8%
Communication Services - 0.9%
248,000 AT&T, Inc., 4.30%, 02/15/30 225,829
175,000 Meta Platforms, Inc., 3.85%, 08/15/32 155,259
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 297,863
678,951
Consumer Discretionary - 1.2%
310,000 Dollar General Corp., 3.50%, 04/03/30 264,904
330,000 McDonald's Corp., 2.13%, 03/01/30 270,472
50,000 Newell Brands, Inc., 5.20%, 04/01/26 47,120
50,000 Starbucks Corp., 2.00%, 03/12/27 44,551
265,000 The Walt Disney Co., 2.65%, 01/13/31 219,425
846,472
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 151,764
Principal
Amount
Security
Description Value
Financials - 4.3%
$ 140,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) $ 131,345
180,000 Bank of America Corp., 2.69%,
04/22/32 (c) 141,469
326,000 CBRE Services, Inc., 2.50%, 04/01/31 252,694
300,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 279,657
270,000 CME Group, Inc., 3.00%, 03/15/25 260,126
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 279,930
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 284,331
150,000 KeyCorp, MTN, 2.25%, 04/06/27 127,389
285,000 Morgan Stanley, 4.89%, 07/20/33 (c) 258,958
225,000 Regions Financial Corp., 1.80%,
08/12/28 182,579
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 96,073
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 212,571
305,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 286,061
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 192,235
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 278,869
3,264,287
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 97,062
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 36,086
133,148
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 203,362
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 220,205
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 291,681
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 237,689
170,000 TTX Co., 3.60%, 01/15/25 (b) 165,079
175,000 Union Pacific Corp., 3.95%, 09/10/28 165,100
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 239,573
285,000 Waste Management, Inc., 1.50%,
03/15/31 216,095
1,738,784

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
BALANCED FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Information Technology - 1.8%
$ 170,000 Applied Materials, Inc., 1.75%,
06/01/30 $ 135,973
235,000 eBay, Inc., 3.60%, 06/05/27 218,494
140,000 NVIDIA Corp., 2.85%, 04/01/30 122,142
185,000 Oracle Corp., 2.30%, 03/25/28 160,277
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 271,697
195,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 148,684
310,000 Xilinx, Inc., 2.38%, 06/01/30 256,648
1,313,915
Total Corporate Bonds (Cost $9,221,916) 8,127,321
Government & Agency Obligations - 18.0%
GOVERNMENT SECURITIES - 17.5%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 94,342
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 42,323
136,665
Treasury Inflation Index Securities - 0.3%
273,985 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 262,175
U.S. Treasury Securities - 17.0%
920,000 U.S. Treasury Note, 2.13%, 11/30/24 886,362
3,340,000 U.S. Treasury Note, 2.13%, 05/15/25 3,181,220
3,165,000 U.S. Treasury Note, 2.25%, 02/15/27 2,920,578
4,055,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,361,215
2,920,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 2,371,930
12,721,305
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.3%
55,093 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 52,921
16,131 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 15,652
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 202,851
271,424
Federal National Mortgage Association - 0.1%
12,126 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 11,775
65,538 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 60,018
71,793
Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.1%
$ 62,090 Government National Mortgage
Association, 3.50%, 01/20/69 (c) $ 58,808
Total Government & Agency Obligations (Cost
$14,366,437) 13,522,170
Shares
Security
Description Value
Short-Term Investments - 3.5%
Investment Company - 3.5%
2,605,085 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.23% (h) 2,605,085
Total Short-Term Investments (Cost $2,605,085) 2,605,085
Investments, at value - 99.8% (Cost $58,628,853) 74,846,544
Other assets in excess of liabilities - 0.2% 132,175
NET ASSETS - 100.0% $ 74,978,719
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2023, the aggregate value of these liquid securities were
$6,755,907 or 9.0% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2023.
(d) Floating rate security. Rate presented is as of September 30, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2023.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SMALL/MID CAP FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.7%
Communication Services - 1.5%
1,223 Nexstar Media Group, Inc., Class A $ 175,342
Consumer Discretionary - 12.5%
1,730 Burlington Stores, Inc. (a) 234,069
1,737 Dorman Products, Inc. (a) 131,595
4,743 Gentex Corp. 154,337
1,189 LGI Homes, Inc. (a) 118,294
4,369 Ollie's Bargain Outlet Holdings, Inc. (a) 337,199
1,657 Tractor Supply Co. 336,454
2,104 Wyndham Hotels & Resorts, Inc. 146,312
1,458,260
Consumer Staples - 3.6%
875 Casey's General Stores, Inc. 237,580
274 Coca-Cola Consolidated, Inc. 174,352
411,932
Energy - 5.4%
10,910 CNX Resources Corp. (a) 246,348
6,601 Marathon Oil Corp. 176,577
5,064 SM Energy Co. 200,787
623,712
Financials - 15.6%
4,797 Atlantic Union Bankshares Corp. 138,058
2,499 Brown & Brown, Inc. 174,530
1,957 Cullen/Frost Bankers, Inc. 178,498
180 Markel Group, Inc. (a) 265,048
4,069 Moelis & Co., Class A 183,634
2,692 Selective Insurance Group, Inc. 277,734
3,160 SouthState Corp. 212,858
4,376 Stifel Financial Corp. 268,861
1,911 UMB Financial Corp. 118,577
1,817,798
Health Care - 11.7%
2,592 AMN Healthcare Services, Inc. (a) 220,786
3,327 Enovis Corp. (a) 175,433
815 ICON PLC (a) 200,694
828 Molina Healthcare, Inc. (a) 271,493
2,746 Omnicell, Inc. (a) 123,680
2,044 Pacira BioSciences, Inc. (a) 62,710
2,813 Revvity, Inc. 311,399
1,366,195
Industrials - 22.8%
1,122 Broadridge Financial Solutions, Inc. 200,894
802 CACI International, Inc., Class A (a) 251,772
1,049 Carlisle Cos., Inc. 271,964
2,124 EnerSys 201,079
1,209 EnPro Industries, Inc. 146,519
5,445 ExlService Holdings, Inc. (a) 152,678
2,365 Fortune Brands Innovations, Inc. 147,008
2,205 Franklin Electric Co., Inc. 196,752
2,144 ICF International, Inc. 259,017
1,904 Oshkosh Corp. 181,699
Shares
Security
Description Value
1,015 Quanta Services, Inc. $ 189,876
2,519 Robert Half, Inc. 184,592
1,744 Tetra Tech, Inc. 265,140
2,648,990
Information Technology - 15.2%
2,699 Ambarella, Inc. (a) 143,128
2,465 Blackbaud, Inc. (a) 173,339
1,784 Diodes, Inc. (a) 140,651
1,002 Littelfuse, Inc. 247,815
1,643 MKS Instruments, Inc. 142,185
1,349 Onto Innovation, Inc. (a) 172,024
3,026 Power Integrations, Inc. 230,914
1,937 PTC, Inc. (a) 274,434
1,623 Qualys, Inc. (a) 247,589
1,772,079
Materials - 3.4%
1,316 Balchem Corp. 163,237
2,398 RPM International, Inc. 227,354
390,591
Real Estate - 4.7%
3,447 Agree Realty Corp. REIT 190,412
1,189 Jones Lang LaSalle, Inc. (a) 167,863
2,291 Lamar Advertising Co., Class A REIT 191,230
549,505
Utilities - 2.3%
2,839 IDACORP, Inc. 265,872
Total Common Stocks (Cost $10,109,430) 11,480,276
Shares
Security
Description Value
Short-Term Investments - 1.4%
Investment Company - 1.4%
166,252 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.23% (b) 166,252
Total Short-Term Investments (Cost $166,252) 166,252
Investments, at value - 100.1% (Cost $10,275,682) 11,646,528
Other liabilities in excess of assets - (0.1)% (8,988)
NET ASSETS - 100.0% $ 11,637,540

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2023
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 96.7%
Communication Services - 0.9%
901,650 Gray Television, Inc. $ 6,239,418
Consumer Discretionary - 11.1%
163,688 Acushnet Holdings Corp. 8,682,011
147,445 Boot Barn Holdings, Inc. (a) 11,971,060
135,102 Dorman Products, Inc. (a) 10,235,327
68,000 LGI Homes, Inc. (a) 6,765,320
188,037 Monarch Casino & Resort, Inc. 11,677,098
181,856 Ollie's Bargain Outlet Holdings, Inc. (a) 14,035,646
138,618 Patrick Industries, Inc. 10,404,667
73,771,129
Consumer Staples - 3.9%
19,311 Coca-Cola Consolidated, Inc. 12,287,976
413,450 Hostess Brands, Inc. (a) 13,772,019
26,059,995
Energy - 8.2%
622,394 CNX Resources Corp. (a) 14,053,657
337,156 Northern Oil and Gas, Inc. 13,563,786
1,083,517 Permian Resources Corp. 15,125,897
301,003 SM Energy Co. 11,934,769
54,678,109
Financials - 16.0%
396,179 Atlantic Union Bankshares Corp. 11,402,032
276,784 BRP Group, Inc., Class A (a) 6,429,692
203,530 Cass Information Systems, Inc. 7,581,492
210,283 Mercantile Bank Corp. 6,499,848
286,287 Moelis & Co., Class A 12,920,132
225,121 Origin Bancorp, Inc. 6,499,243
351,609 Seacoast Banking Corp. of Florida 7,721,334
183,577 Selective Insurance Group, Inc. 18,939,639
179,083 SouthState Corp. 12,063,031
222,925 Stewart Information Services Corp. 9,764,115
106,696 UMB Financial Corp. 6,620,487
106,441,045
Health Care - 11.5%
141,691 Addus HomeCare Corp. (a) 12,070,656
143,154 AMN Healthcare Services, Inc. (a) 12,193,858
466,797 Avanos Medical, Inc. (a) 9,438,635
160,362 Enovis Corp. (a) 8,455,888
189,262 Integer Holdings Corp. (a) 14,843,819
212,901 Omnicell, Inc. (a) 9,589,061
115,577 Pacira BioSciences, Inc. (a) 3,545,902
233,024 Supernus Pharmaceuticals, Inc. (a) 6,424,472
76,562,291
Industrials - 20.8%
95,127 American Woodmark Corp. (a) 7,192,552
271,251 Barnes Group, Inc. 9,214,396
85,505 Comfort Systems USA, Inc. 14,570,907
82,737 CSW Industrials, Inc. 14,498,832
147,370 EnerSys 13,951,518
121,487 EnPro Industries, Inc. 14,723,010
Shares
Security
Description Value
357,663 ExlService Holdings, Inc. (a) $ 10,028,870
147,969 Franklin Electric Co., Inc. 13,203,274
138,468 ICF International, Inc. 16,728,319
206,917 Kforce, Inc. 12,344,668
239,458 Korn Ferry 11,359,888
137,816,234
Information Technology - 14.2%
116,624 Advanced Energy Industries, Inc. 12,026,267
117,770 Ambarella, Inc. (a) 6,245,343
385,332 Benchmark Electronics, Inc. 9,348,154
144,004 Blackbaud, Inc. (a) 10,126,361
185,148 CTS Corp. 7,728,078
123,731 Diodes, Inc. (a) 9,754,952
107,328 Onto Innovation, Inc. (a) 13,686,467
118,049 Power Integrations, Inc. 9,008,319
55,058 SPS Commerce, Inc. (a) 9,393,446
791,988 Viavi Solutions, Inc. (a) 7,238,770
94,556,157
Materials - 3.5%
88,572 Balchem Corp. 10,986,471
158,591 Kaiser Aluminum Corp. 11,935,559
22,922,030
Real Estate - 3.9%
117,313 Agree Realty Corp. REIT 6,480,370
399,395 Marcus & Millichap, Inc. 11,718,250
789,889 Sunstone Hotel Investors, Inc. REIT 7,385,462
25,584,082
Utilities - 2.7%
72,240 Chesapeake Utilities Corp. 7,061,460
114,455 IDACORP, Inc. 10,718,711
17,780,171
Total Common Stocks (Cost $508,353,810) 642,410,661
Shares
Security
Description Value
Short-Term Investments - 3.0%
Investment Company - 3.0%
20,004,278 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.23% (b) 20,004,278
Total Short-Term Investments (Cost $20,004,278) 20,004,278
Investments, at value - 99.7% (Cost $528,358,088) 662,414,939
Other assets in excess of liabilities - 0.3% 2,078,832
NET ASSETS - 100.0% $ 664,493,771

Semi-Annual Report 2023
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2023 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 216,655,000
Unrealized appreciation (depreciation) of investments
(9,486,646)
Total investments, at value 207,168,354
Receivable for capital shares issued 97,053
Receivable for investments sold 949,044
Interest and dividends receivable 1,014,545
Receivable from investment advisor –
Prepaid expenses 772
Total Assets
209,229,769
Liabilities:
Distributions payable 342,727
Payable for investments purchased 662,535
Payable for capital shares redeemed 99,038
Accrued expenses and other payables:
Investment advisory fees 33,113
Administration fees payable to non-related parties 8,512
Administration fees payable to related parties 11,935
Shareholder service fees 1,171
Other fees 32,597
Total Liabilities
1,191,628
Net Assets
$ 208,038,141
Composition of Net Assets:
Paid-In Capital $ 225,263,628
Distributable earnings (17,225,487)
Net Assets
$ 208,038,141
Institutional Class:
Net assets 5,252,574
Shares of beneficial interest (See note 5 ) 603,216
Net asset value, offering and redemption price per share
$ 8.71
Institutional Plus Class:
Net assets 202,785,567
Shares of beneficial interest (See note 5 ) 23,215,534
Net asset value, offering and redemption price per share
$ 8.73

Semi-Annual Report 2023
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2023 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 187,549,914 $ 57,540,028 $ 58,628,853 $ 10,275,682 $ 528,358,088
(22,307,363) (4,666,868) 16,217,691 1,370,846 134,056,851
165,242,551 52,873,160 74,846,544 11,646,528 662,414,939
41,253 35,000 10,360 650 1,060,006
96,503 – – – 1,250,517
944,179 532,622 182,050 3,644 643,474
– – – 1,379 –
3,818 865 66 2,822 14,027
166,328,304 53,441,647 75,039,020 11,655,023 665,382,963
326,047 62,578 – – –
433,880 – – – –
82,105 17,211 112 – 329,742
30,698 5,349 25,942 – 422,344
6,822 2,264 3,146 497 28,475
9,572 3,170 4,422 695 39,970
777 – 4,803 (12) 14,679
28,457 18,520 21,876 16,303 53,982
918,358 109,092 60,301 17,483 889,192
$ 165,409,946 $ 53,332,555 $ 74,978,719 $ 11,637,540 $ 664,493,771
$ 194,887,746 $ 58,608,803 $ 55,663,427 $ 10,886,486 $ 506,795,782
(29,477,800) (5,276,248) 19,315,292 751,054 157,697,989
$ 165,409,946 $ 53,332,555 $ 74,978,719 $ 11,637,540 $ 664,493,771
2,188,543 – 30,554,196 421,064 45,506,426
251,874 – 1,713,777 30,400 1,680,345
$ 8.69 $ – $ 17.83 $ 13.85 $ 27.08
163,221,403 53,332,555 44,424,523 11,216,476 618,987,345
18,788,165 6,133,356 2,531,800 807,305 22,658,930
$ 8.69 $ 8.70 $ 17.55 $ 13.89 $ 27.32

Semi-Annual Report 2023
Statements of Operations
For the Six Months Ended September 30, 2023 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 3,896,959
Dividend 62,220
Total Income
3,959,179
Expenses:
Investment advisory fees (Note 3) 535,198
Administration fees 128,954
Shareholder service fees - Institutional Class 4,748
Custodian fees 9,350
Chief compliance officer fees 9,731
Director fees 11,771
Registration and filing fees 5,444
Transfer agent fees 29,121
Other Fees 69,059
Total expenses before waivers 803,376
Expenses waived by adviser (Note 3)
(296,505)
Total Expenses
506,871
Net Investment Income (Loss)
3,452,308
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions (2,700,454)
Change in unrealized appreciation (depreciation) on investments
776,978
Net realized and unrealized gain (loss) on investments
(1,923,476)
Net increase (decrease) in net assets from operations
$ 1,528,832

Semi-Annual Report 2023
Statements of Operations
For the Six Months Ended September 30, 2023 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 3,205,689 $ 667,807 $ 464,529 $ – $ –
38,924 35,450 363,949 77,286 5,080,501
3,244,613 703,257 828,478 77,286 5,080,501
520,015 113,556 284,545 53,073 2,931,176
104,407 34,210 45,708 7,523 415,464
1,705 – 26,508 41 54,206
8,943 3,514 3,584 2,447 26,054
7,877 2,613 3,495 568 31,773
9,540 3,149 4,195 684 37,941
4,698 1,008 7,461 9,060 17,479
27,033 9,639 22,749 16,776 113,963
59,019 40,796 47,381 22,714 92,157
743,237 208,485 445,626 112,886 3,720,213
(311,924) (82,074) (122,319) (56,784) (371,146)
431,313 126,411 323,307 56,102 3,349,067
2,813,300 576,846 505,171 21,184 1,731,434
(3,378,767) (130,027) 1,541,605 (369,996) 8,378,960
(5,882,374) (2,975,857) (153,252) 452,819 (12,327,663)
(9,261,141) (3,105,884) 1,388,353 82,823 (3,948,703)
$ (6,447,841) $ (2,529,038) $ 1,893,524 $ 104,007 $ (2,217,269)

Semi-Annual Report 2023
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Six Months
Ended
September 30, 2023
For the Year
Ended
March 31, 2023
For the Six Months
Ended
September 30, 2023
For the Year
Ended
March 31, 2023
Operations:
Net investment income $ 3,452,308 $ 4,779,811 $ 2,813,300 $ 5,049,225
Net realized gain (loss) on investment
transactions (2,700,454) (1,164,927) (3,378,767) (1,936,967)
Net change in unrealized appreciation
(depreciation) on investments 776,978 (3,423,509) (5,882,374) (11,441,382)
Net increase (decrease) in net assets from operations
1,528,832 191,375 (6,447,841) (8,329,124)
Distributions to Shareholders:
Institutional Class (73,971) (151,503) (34,880) (72,647)
Institutional Plus Class (2,856,877) (5,652,771) (2,587,075) (5,298,212)
Change in net assets from distributions to
shareholders
(2,930,848) (5,804,274) (2,621,955) (5,370,859)
Capital Transactions:
Proceeds from shares issued
Institutional Class 23,900 398,623 20,626 453,519
Institutional Plus Class 21,644,977 84,973,412 20,867,570 78,478,237
Proceeds from dividends reinvested
Institutional Class 53,092 101,116 34,867 71,821
Institutional Plus Class 897,313 1,500,903 638,790 1,094,921
Cost of shares redeemed
Institutional Class
(628,079) (2,348,003) (304,442) (774,118)
Institutional Plus Class
(64,458,290) (48,421,673) (53,349,321) (35,987,596)
Change in net assets from capital transactions
(42,467,087) 36,204,378 (32,091,910) 43,336,784
Change in net assets
(43,869,103) 30,591,479 (41,161,706) 29,636,801
Net Assets:
Beginning of Period
251,907,244 221,315,765 206,571,652 176,934,851
End of Period
$ 208,038,141 $ 251,907,244 $ 165,409,946 $ 206,571,652
Share Transactions Institutional Class:
Shares issued 2,738 44,857 2,293 48,684
Shares reinvested 6,077 11,546 3,878 7,818
Shares redeemed
(72,024) (264,685) (33,793) (82,234)
Change in shares
(63,209) (208,282) (27,622) (25,732)
Share Transactions Institutional Plus Class:
Shares issued 2,469,130 9,669,795 2,326,511 8,511,319
Shares reinvested 102,361 170,925 70,939 119,526
Shares redeemed
(7,333,594) (5,505,865) (5,854,005) (3,940,744)
Change in shares
(4,762,103) 4,334,855 (3,456,555) 4,690,101

Semi-Annual Report 2023
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Six
Months
Ended
September 30,
2023
For the Year
Ended
March 31, 2023
For the Six
Months
Ended
September 30,
2023
For the Year
Ended
March 31, 2023
For the Six
Months
Ended
September 30,
2023
For the Year
Ended
March 31, 2023
For the Six
Months
Ended
September 30,
2023
For the Year
Ended
March 31, 2023
$ 576,846 $ 1,070,587 $ 505,171 $ 791,245 $ 21,184 $ 32,097 $ 1,731,434 $ 3,495,533
(130,027) (410,527) 1,541,605 1,846,408 (369,996) (170,928) 8,378,960 47,310,673
(2,975,857) (580,986) (153,252) (6,493,121) 452,819 (428,302) (12,327,663) (77,151,814)
(2,529,038) 79,074 1,893,524 (3,855,468) 104,007 (567,133) (2,217,269) (26,345,608)
– – (185,834) (1,607,077) – (6,533) – (6,118,398)
(577,176) (1,070,132) (319,251) (2,315,867) – (229,573) – (75,302,122)
(577,176) (1,070,132) (505,085) (3,922,944) – (236,106) – (81,420,520)
– – 2,556,562 1,496,026 17,390 150,767 2,941,411 9,490,706
5,175,559 19,369,646 2,864,869 4,521,272 553,279 8,455,979 79,448,267 196,602,512
– – 168,850 1,474,414 – 6,533 – 5,001,970
148,464 182,467 274,908 1,978,584 – 123,626 – 31,878,738
– – (2,801,910) (4,318,356) (2,600) (22,575) (9,280,127) (12,154,537)
(6,003,077) (25,074,071) (1,626,994) (5,011,852) (3,445,969) (1,290,113) (92,322,877) (181,585,498)
(679,054) (5,521,958) 1,436,285 140,088 (2,877,900) 7,424,217 (19,213,326) 49,233,891
(3,785,268) (6,513,016) 2,824,724 (7,638,324) (2,773,893) 6,620,978 (21,430,595) (58,532,237)
57,117,823 63,630,839 72,153,995 79,792,319 14,411,433 7,790,455 685,924,366 744,456,603
$ 53,332,555 $ 57,117,823 $ 74,978,719 $ 72,153,995 $ 11,637,540 $ 14,411,433 $ 664,493,771 $ 685,924,366
– – 141,267 81,294 1,235 10,580 107,206 334,129
– – 9,313 87,936 – 484 – 191,280
– – (153,947) (246,206) (196) (1,601) (340,850) (418,652)
– – (3,367) (76,976) 1,039 9,463 (233,644) 106,757
572,700 2,118,760 160,192 259,496 39,643 603,266 2,856,234 6,782,803
16,552 20,140 15,412 119,702 – 9,124 – 1,210,739
(666,905) (2,779,695) (91,858) (289,302) (252,407) (93,628) (3,360,889) (6,213,360)
(77,653) (640,795) 83,746 89,896 (212,764) 518,762 (504,655) 1,780,182

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Report 2023

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/23 $ 8.77 $ 0.13 $ (0.08) $ 0.05 $ (0.11) $ —
$ —
$ 8.71 0.61% $ 5,253 0.63% 3.06% 1.35% 26%
03/31/23 9.00 0.18 (0.20) (0.02) (0.19) (0.02)
—
8.77 (0.13) 5,843 0.65
(e)
2.00
(e)
1.28
(e)
35
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01)
—
9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02)
—
9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
Institutional Plus Class
09/30/23 8.80 0.14 (0.09) 0.05 (0.12) —
—
8.73 0.58 202,786 0.47 3.23 0.73 26
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02)
—
8.80 0.05 246,064 0.48
(e)
2.17
(e)
0.74
(e)
35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01)
—
9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02)
—
9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
INCOME FUND
Institutional Class
09/30/23 9.17 0.14 (0.49) (0.35) (0.13) —
—
8.69 (3.84) 2,189 0.64 3.02 1.89 19
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01)
—
9.17 — 2,564 0.63
(e)
2.67
(e)
1.79
(e)
27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01)
—
9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01)
—
10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
Institutional Plus Class
09/30/23 9.17 0.15 (0.49) (0.34) (0.14) —
—
8.69 (3.78) 163,221 0.50 3.25 0.84 19
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01)
—
9.17 — 204,008 0.51
(e)
2.79
(e)
0.85
(e)
27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01)
—
9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01)
—
10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/23 9.20 0.09 (0.50) (0.41) (0.09) —
—
8.70 (4.46) 53,333 0.45 2.03 0.73 7
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) —
—
9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01)
—
9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01)
—
9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
BALANCED FUND
Institutional Class
09/30/23 17.48 0.11 0.35 0.46 (0.11) —
—
17.83 2.60 30,554 0.95 1.23 1.32 8
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78)
—
17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57)
—
19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97)
—
19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Report 2023

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
Institutional Plus Class
09/30/23 $ 17.21 $ 0.13 $ 0.34 $ 0.47 $ (0.13) $ —
$ —
$ 17.55 2.71% $ 44,425 0.78% 1.40% 1.07% 8%
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78)
—
17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57)
—
19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97)
—
19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
SMALL/MID CAP FUND
Institutional Class
09/30/23 13.69 0.02 0.14 0.16 — —
—
13.85 1.17 421 0.92 0.32 5.85 14
03/31/23 14.89 0.04 (1.00) (0.96) — (0.24)
—
13.69 (6.45) 402 0.92 0.28 5.92 24
03/31/22 13.83 0.01 1.60 1.61 — (0.55)
—
14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00
( f )
5.82 5.82 — —
—
13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
09/30/23 13.73 0.02 0.14 0.16 — —
—
13.89 1.17 11,216 0.90 0.34 1.67 14
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24)
—
13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55)
—
14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) —
—
13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
09/30/23 27.16 0.04 (0.12) (0.08) — —
—
27.08 (0.29) 45,506 1.18 0.29 1.37 11
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
( f )
(3.54)
—
27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15)
—
31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) —
—
33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
Institutional Plus Class
09/30/23 27.37 0.07 (0.12) (0.05) — —
—
27.32 (0.18) 618,987 0.96 0.52 1.06 11
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54)
—
27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15)
—
32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) —
—
34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f) Amount represents less than $0.005.
(g) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively.

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2023, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 48,039,735 $ – $ 48,039,735
Non-Agency Commercial Mortgage Backed Securities – 27,471,945 – 27,471,945
Non-Agency Residential Mortgage Backed Securities – 12,641,249 – 12,641,249
Asset Backed Securities – 1,950,364 – 1,950,364
Corporate Bonds – 54,895,426 – 54,895,426
Government Securities – 3,560,648 – 3,560,648
Government & Agency Obligations – 57,946,653 – 57,946,653
Preferred Stocks 384,000 – – 384,000
Short-Term Investments 278,334 – – 278,334
Total $ 662,334 $ 206,506,020 $ – $ 207,168,354
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 14,634,320 $ – $ 14,634,320
Non-Agency Commercial Mortgage Backed Securities – 8,449,854 – 8,449,854
Non-Agency Residential Mortgage Backed Securities – 14,133,793 – 14,133,793
Corporate Bonds – 40,603,001 – 40,603,001
Government & Agency Obligations – 85,572,444 – 85,572,444
Short-Term Investments 1,849,139 – – 1,849,139
Total $ 1,849,139 $ 163,393,412 $ – $ 165,242,551
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 52,685,166 $ – $ 52,685,166
Short-Term Investments 187,994 – – 187,994
Total $ 187,994 $ 52,685,166 $ – $ 52,873,160

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 43,895,610 $ – $ – $ 43,895,610
Asset Backed Securities – 3,272,882 – 3,272,882
Non-Agency Commercial Mortgage Backed Securities – 2,436,510 – 2,436,510
Non-Agency Residential Mortgage Backed Securities – 986,966 – 986,966
Corporate Bonds – 8,127,321 – 8,127,321
Government & Agency Obligations – 13,522,170 – 13,522,170
Short-Term Investments 2,605,085 – – 2,605,085
Total $ 46,500,695 $ 28,345,849 $ – $ 74,846,544
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 11,480,276 $ – $ – $ 11,480,276
Short-Term Investments 166,252 – – 166,252
Total $ 11,646,528 $ – $ – $ 11,646,528
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 642,410,661 $ – $ – $ 642,410,661
Short-Term Investments 20,004,278 – – 20,004,278
Total $ 662,414,939 $ – $ – $ 662,414,939

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows. These fee waivers will continue through August 1, 2024, unless the Board approves a change in or elimination of the waiver.
Prior to August 1, 2023, the expense caps for Short-Intermediate Bond Fund, Income Fund, and the Balanced Fund were 0.48%, 0.50%, and
0.80%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the six months ended September 30, 2023, fees waived were as follows:
Expense Caps
Short-Intermediate Bond Fund 0.45%
Income Fund 0.49
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.77
Small/Mid Cap Fund 0.90
Small Company Fund 0.96

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At September 30, 2023, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,751,274; Income
Fund – $1,869,065; Nebraska Tax-Free Fund – $495,897; Balanced Fund – $642,975; Small/Mid Cap Fund – $266,584; Small Company
Fund – $2,298,790.
U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the six months ended September 30, 2023, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $19; Income Fund – $15; Balanced
Fund – $36; Small/Mid Cap Fund – $0 and Small Company Fund – $0. The amounts accrued for shareholder service fees are included under
Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the six months ended September 30, 2023, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended September 30, 2023, were as follows:
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 295,864 $ – $ 641 $ 296,505
Income Fund 311,405 – 519 311,924
Nebraska Tax-Free Fund 81,904 – 170 82,074
Balanced Fund 122,092 – 227 122,319
Small/Mid Cap Fund – 56,747 37 56,784
Small Company Fund 369,082 – 2,064 371,146
Purchases Sales
Short-Intermediate Bond Fund $ 21,415,447 $ 44,123,265
Income Fund 3,185,278 21,683,106
Nebraska Tax-Free Fund 5,497,648 3,568,247
Balanced Fund 4,352,842 5,176,549
Small/Mid Cap Fund 1,658,028 4,368,797
Small Company Fund 71,717,326 95,834,700

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at a “readily available market quotation:, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date
(provided that a quotation will not be readily available if it is not reliable).
For the six months ended September 30, 2023, the Funds did not engage in securities transactions with affiliates.
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization. These reclassifications have no impact on net assets.
As of September 30, 2023, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2023, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Purchases Sales
Short-Intermediate Bond Fund $ 33,347,255 $ 48,014,135
Income Fund 28,443,790 40,443,568
Nebraska Tax-Free Fund – 3,559
Balanced Fund 3,083,580 513,444
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund – –
Small/Mid Cap Fund – –
Small Company Fund (3,550,000) 3,550,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 216,655,000 $ 68,473 $ (9,555,119) $ (9,486,646)
Income Fund 187,549,914 40,92 5 (22,348,288) (22,307,36 3 )
Nebraska Tax-Free Fund 57,540,028 20 2 (4,667,070) (4,666,86 8 )
Balanced Fund 58,628,853 19,977,669 (3,759,978) 16,217,691
Small/Mid Cap Fund 10,275,682 1,777,285 (406,439) 1,370,846
Small Company Fund 528,358,088 169,149,016 (35,092,165) 134,056,851

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2022 and March 31, 2023.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2023 and March 31, 2022, were as follows:
At March 31, 2023, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2023, the Funds deferred losses to April 1, 2023 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 341,705 $ – $ – $ (324,081) $ (11,176,797) $ (4,664,298)
Income Fund 803,899 – – (323,166) (17,588,656) (3,300,081)
Nebraska Tax-Free Fund 5,825 90,500 – (96,034) (1,717,523) (452,802)
Balanced Fund 25,723 – 1,675,868 – 16,225,262 –
Small/Mid Cap Fund 13,470 – – – 811,758 (178,181)
Small Company Fund 3,583,939 – 14,264,333 – 142,066,986 –
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carry forward includes deferred post October loss and late year losses.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2023 2022 2023 2022 2023 2022 2023 2022
Short-Intermediate Bond
Fund $ 5,755,855 $ 4,396,939 $ – $ – $ – $ – $ 5,755,855 $ 4,396,939
Income Fund 5,367,082 4,919,849 – – – – 5,367,082 4,919,849
Nebraska Tax-Free Fund 59,851 13,975 992,361 1,099,532 – 87,333 1,052,212 1,200,840
Balanced Fund 772,020 983,698 – – 3,150,924 5,719,703 3,922,944 6,703,401
Small/Mid Cap Fund 44,422 72,973 – – 191,684 102,223 236,106 175,196
Small Company Fund 4,421,040 44,750,569 – – 76,999,480 60,032,726 81,420,520 104,783,295
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 869,313 $ 3,794,985 $ 4,664,298
Income Fund 1,241,999 2,058,082 3,300,081
Nebraska Tax-Free Fund 59,151 393,651 452,802
Fund
Post
October 31
Capital Loss
Deferral
Small/Mid Cap Fund
$ 178,181

Notes to Financial Statements
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

Funds’ financial statements for the year ended March 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the period, the Funds did not incur any interest or penalties.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.

Additional Fund Information
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the
Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the formation of a Liquidity Committee to serve as the administrator of the liquidity risk management program (the “Program
Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period April 1, 2022 through March 31, 2023 in order to prepare a written report to the Board for review at its meeting held on June 1, 2023.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023, through September
30, 2023.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
4/1/23
Ending
Account
Value
9/30/23
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
4/1/23
Ending
Account
Value
9/30/23
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,006.09 $ 3.17 0.63% $ 1,000.00 $ 1,021.91 $ 3.19 0.63%
Institutional Plus Class
1,000.00 1,005.80 2.36 0.47 1,000.00 1,022.71 2.38 0.47
Income Fund
Institutional Class
$ 1,000.00 $ 961.63 $ 3.15 0.64% $ 1,000.00 $ 1,021.86 $ 3.24 0.64%
Institutional Plus Class
1,000.00 962.21 2.46 0.50 1,000.00 1,022.56 2.54 0.50
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 955.40 $ 2.21 0.45% $ 1,000.00 $ 1,022.81 $ 2.28 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,026.05 $ 4.83 0.95% $ 1,000.00 $ 1,020.31 $ 4.81 0.95%
Institutional Plus Class
1,000.00 1,027.11 3.96 0.78 1,000.00 1,021.16 3.95 0.78
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,011.69 $ 4.64 0.92% $ 1,000.00 $ 1,020.46 $ 4.66 0.92%
Institutional Plus Class
1,000.00 1,011.65 4.54 0.90 1,000.00 1,020.56 4.56 0.90
Small Company Fund
Institutional Class
$ 1,000.00 $ 997.06 $ 5.91 1.18% $ 1,000.00 $ 1,019.15 $ 5.97 1.18%
Institutional Plus Class
1,000.00 998.16 4.81 0.96 1,000.00 1,020.26 4.86 0.96
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Investment Advisory Agreement Approval
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements
On June 1, 2023, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May
3, 2010, as amended (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended (“Investment Sub-Advisory Agreement”), between
Tributary and First National Advisers (“FNA”) with respect to the Tributary Balanced Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund
and the Tributary Nebraska Tax-Free Fund (collectively, the “FNA Funds”).
Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly owned subsidiary of First National Bank of Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2022, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted
the historic financial stability of FNBO and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices,
Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the
Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under
Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Funds would continue to manage the Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the performance of the Small Company Fund and Small/Mid-Cap Fund as compared to their respective broad-
based securities market indices.
The Board observed that the Small Company Fund outperformed each of its Lipper peer group average and its Morningstar peer group average for the one-, five-, and ten-year periods ended March 31, 2023, and performed in line with each of its Lipper peer group average and its Morningstar peer group average for the three-year period ended March 31, 2023. The Board also observed that the Small Company Fund outperformed the Russell 2000® Index and Russell
2000® Value Index over the one-, three-, five-, and ten-year periods ended March 31, 2023. The Board considered Tributary’s explanation regarding the Small
Company Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the Small/Mid-Cap Fund commenced operations on August 1, 2019 and, as such, long term performance is unavailable. The Board observed that the Small/Mid-Cap Fund outperformed each of its Morningstar peer group average and Lipper peer group average for the one- and three-year periods ended March 31, 2023. The Board also observed that the Small/Mid-Cap Fund outperformed both the Russell 2500® Index and Russell 2500® Value
Index for the one- and three-year periods ended March 31, 2023. The Board considered Tributary’s explanation regarding the Small/Mid-Cap Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small/
Mid-Cap Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the performance data for the Balanced Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund, which Tributary advises, will be next discussed during the review of FNA, the sub-adviser to those Funds.
After reviewing and further discussing the performance of the Funds, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the Funds could benefit from Tributary’s continued
management of the Funds and that the performance of the Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary. The Board noted that the Funds’ advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer groups. The Board

Investment Advisory Agreement Approval
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps for the Tributary Income Fund, Tributary Balanced Fund, and Tributary Short-Intermediate Bond Fund effective August 1, 2023.
With respect to the Small Company Fund, the Board observed that the total expense ratio was in line with the median of its Lipper peer group and that the advisory fee was lower than its Lipper peer group.
The Board noted that the Small Company Fund’s expense cap was most recently lowered on August 1, 2020 and considered the Adviser’s representation that overall expenses for the Small Company Fund’s shareholders were believed to be competitive. The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund. With respect to the comparable accounts which had advisory fees lower than the advisory fees paid by the Fund, the Board noted certain distinguishing factors in the compensation arrangements, including that
Tributary subsidizes certain intermediary expenses on behalf of the Fund, which payments are not made with respect to such other accounts.
With respect to the Small/Mid-Cap Fund, the Board observed that the net advisory fee and total expense ratio were both lower than the median of its Lipper peer group. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Small/Mid-Cap Fund to its Lipper peers due to the relatively small size of the Small/Mid-Cap Fund and differences in the capitalization of the constituents of the Small/Mid-Cap Fund’s portfolio as compared to the peers in the Lipper Mid-Cap Core Funds peer group. The Board also reviewed the Expense Waiver Agreement currently in place and noted
that the Small/Mid Cap Fund’s expense cap was recently lowered on August 1, 2022 and considered the Adviser’s representation that overall expenses for the
Small/Mid Cap Fund’s shareholders remained competitive. The Board noted the Adviser’s representation that after several years of the Adviser subsidizing the
Small/Mid-Cap’s operations, the Small/Mid-Cap Fund is operating near break-even.
The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, among other relevant considerations, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by
Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board considered whether the Funds could benefit from any economies of scale. In this regard, the Board considered the Funds’ fee structures, asset sizes, net expense ratios, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Noting the relatively stable asset levels in the Funds, the Board did not consider breakpoints in advisory fees as appropriate at this time, noting that economies of scale could be achieved through breakpoints at higher Fund asset levels. The Board discussed with Tributary appropriate assets levels at which any breakpoints in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.
First National Advisers, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNA.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services provided to the FNA Funds under FNA’s Investment
Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager employed by FNA who provided services under the
Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the
Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNA’s advisory services, including its services as sub-adviser to
Tributary on behalf of the FNA Funds. The Board also evaluated FNA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNA’s current Form ADV. The Board concluded, based on the materials reviewed, that FNA would be sufficiently capitalized to satisfy its obligations to the FNA Funds. The Board also noted the historical financial stability of FNBO, FNA’s parent company, as it relates to the operations of FNA. After reviewing the foregoing information and further information in FNA’s responses, including descriptions of FNA’s

Investment Advisory Agreement Approval
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNA were satisfactory and adequate for the FNA Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNA Funds are expected to continue unchanged under FNA’s
Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNA currently managing the FNA Funds would continue to manage the FNA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNA for the FNA Funds. The Board noted that each of the FNA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Short-Intermediate Bond Fund and Income Fund as compared to certain accounts managed by FNA with comparable investment strategies.
With respect to the Balanced Fund, the Board observed that the Fund outperformed each of its Lipper peer group average and Morningstar peer group average for the one-, five-, and ten-year periods ended March 31, 2023. The Board also observed that for the three-year period ended March 31, 2023, the
Balanced Fund underperformed its Lipper group average, but outperformed its Morningstar peer group average. The Board further observed that the Balanced
Fund’s Institutional Plus Shares outperformed its composite index, 60% of which is comprised of the Russell 3000 Index and 40% of which is comprised of the Barclays U.S. Intermediate Government/Credit Index, for the one-, five-, and ten-year periods ended March 31, 2023, and that the Balanced Fund’s
Institutional Plus Shares underperformed for the three-year period ended March 31, 2023.
With respect to the Income Fund, the Board observed that the Fund outperformed its Lipper peer group average for the one-year period ended March 31,
2023, and underperformed its Lipper peer group average during the three-, five-, and ten-year periods ended March 31, 2023. The Board also observed that the Income Fund outperformed its Morningstar peer group average during the one-, five-, and ten-year periods ended March 31, 2023, and narrowly underperformed its Morningstar peer group average during the three-year period ended March 31, 2023. The Board further observed that the Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the one-, three-, and ten-year periods ended March 31, 2023, and underperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the five-year period ended March 31, 2023.
With respect to the Short-Intermediate Bond Fund, the Board observed that the Fund’s Institutional Plus Shares outperformed its Lipper peer group average during the one-, three, five-, and ten-year periods ended March 31, 2023. The Board also observed that the Short-Intermediate Bond Fund outperformed its
Morningstar peer group average during the one-, five-, and ten-year periods ended March 31, 2023 and underperformed the Morningstar peer group averages during the three-year period ended March 31, 2023.
The Board further observed that the Short-Intermediate Bond Fund underperformed the Barclays U.S. Government/Credit 1-3 Year Index during the one-year period ended March 31, 2023 and outperformed the Barclays U.S. Government/Credit 1-3 Year Index during the three-, five-, and ten-year periods ended
March 31, 2023.
With respect to the Nebraska Tax-Free Fund, the Board observed that the Fund outperformed each of its Lipper peer group average and Morningstar peer group average during the one-three, five-, and ten-year periods ended March 31, 2023. The Board further observed that the Nebraska Tax-Free Fund underperformed the Bloomberg Barclays 1-15 Year Municipal Index for the one-, three- five, and ten-year periods ended March 31, 2023.
After reviewing and further discussing the performance of the FNA Funds, FNA’s portfolio managers’ experience managing the FNA Funds, FNA’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the FNA Funds could benefit from FNA’s continued
management of the FNA Funds and that the performance of the FNA Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed the rate of FNA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNA. The Board noted the
FNA Fund’s advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the fees charged by FNA would remain the same and that Tributary – not the FNA Funds – would pay the sub-advisory fees to FNA.
With respect to the Balanced Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Income Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Short-Intermediate Bond Fund, the Board observed that the advisory fee with respect to its Institutional Plus Class was lower than its
Lipper peer group average, while the total expense ratio with respect to the Fund’s Institutional Plus Class was slightly higher than its Lipper peer group average. The Board noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Nebraska Tax-Free Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional Plus Class was lower than its Lipper peer group averages.
The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. The Board also considered the Adviser’s representation that the expense caps for the Balanced Fund, Income Fund and Short-Intermediate Bond Fund were being lowered, effective

Investment Advisory Agreement Approval
September 30, 2023
(Unaudited)
Semi-Annual Report 2023

August 1, 2023, which would allow for overall expenses for the each of the Balanced Fund, Income Fund and Short-Intermediate Bond Fund shareholders to remain competitive.
The Board considered FNA’s profitability with respect to subadvisory services provided to the Funds and noted that FNA was unprofitable for the year ending
March 31, 203 due, at least in part, increased costs associated with an internal reorganization.
Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNA and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board did not consider breakpoints in sub-advisory fees as appropriate at this time, noting that the sub-advisory fees were paid directly by Tributary and not the FNA Funds such that any breakpoints in the sub-advisory fee would inure to the benefit of Tributary. The Board further noted that currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNA because of its relationship with the FNA Funds, including soft dollar and research benefits.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNA’s fees under the Investment Sub-Advisory
Agreement are reasonable in light of the services that FNA provided to the FNA Funds.

TF-SAR-0923
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, Nebraska 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	November 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade President

Date	November 27, 2023

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	November 27, 2023